Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss per share
Loss per share

	2022	2021
Weighted number of common shares outstanding, as previously stated	142,362,294	119,502,384
Loss per share, as previously stated	(0.60)	(0.48)
Weighted number of common shares outstanding, adjusted	14,236,229	11,950,238
Loss per share, adjusted	(6.04)	(4.81)